Grants and other liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) Type	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,103,953		$ 1,150,805
Other Liabilities	536,251		507,321
Grant and other non-current liabilities	$ 1,640,204		1,658,126
Number of grant types | Type	2
Income from grants	$ 44,366	$ 44,577
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	44,200	$ 44,400
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	715,000		739,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	389,000		410,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	377,000		358,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 53,000		$ 57,000
Liberty Interactive Corporation [Member] | Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Percentage of dividends and taxable loss received	61.20%
Percentage of entity's revenue received once conditions are met	22.60%